Events After Reporting Period	6 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events after reporting period
25.	Events after reporting period

The Company has assessed all events from December 31, 2024, up through April 17, 2025 which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated unaudited interim condensed consolidated financial statements except the below matter.

On March 10, 2025, the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that based on the closing bid price of the Company for the period from January 24, 2025 to March 7, 2025, the Company no longer meets the continued listing requirement of Nasdaq under Nasdaq Listing Rules 5550(a)(2), to maintain a minimum bid price of $1 per share.

Nasdaq has provided the Company with an 180 calendar days compliance period, or until September 8, 2025, in which to regain compliance with Nasdaq continued listing requirement. In the event that the Company does not regain compliance in the compliance period, the Company may be eligible for an additional 180 calendar days, should the Company meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and is able to provide written notice of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split, if necessary. However, if it appears that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that the Company’s securities will be subject to delisting.

The Company is currently evaluating options to regain compliance and intends to timely regain compliance with Nasdaq’s continued listing requirement. Although the Company will use all reasonable efforts to achieve compliance with Rule 5550(a)(2), there can be no assurance that the Company will be able to regain compliance with that rule or will otherwise be in compliance with other Nasdaq continued listing requirement.